Acquisitions - Keliber Assets/liabilities (Details) - Keliber R in Millions	Mar. 14, 2022 ZAR (R)
Identifiable assets acquired and liabilities assumed [abstract]
Property, Plant and equipment	R 1,481
Right-of-use assets	31
Other receivables — non-current	2
Trade and other receivables	31
Cash and cash equivalents	345
Borrowings	(30)
Cash-settled share-based payment obligations	(14)
Lease liabilities	(32)
Other payables — non-current	(2)
Trade and other payables	(63)
Total purchase consideration allocated on relative fair value basis	R 1,749